Document And Entity Information	Mar. 25, 2026
Document Information Line Items
Entity Central Index Key	0002099767
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	NewHold Investment Corp IV
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true